Other Income and Other Expenses - Summary of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and other expenses [abstract]
Gain from equity method	$ 0	$ 0	$ (171,147)
Income from disposal of tangible assets	4,682	0	7,202
Reversal of allowance for bad debts	136,111	0	753,200
Miscellaneous income	57,158	5,197,964	0
Dividend income	827	1,839	0
Total other income	$ 198,778	$ 5,199,803	$ 589,255